Document and Entity Information Document	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Registrant Name	BEIGENE, LTD.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-37686
Entity Tax Identification Number	98-1209416
Entity Address, Address Line One	c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two	94 Solaris Avenue, Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
City Area Code	345
Local Phone Number	949-4123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol	BGNE
Entity Emerging Growth Company	false
Entity Central Index Key	0001651308
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Security Exchange Name	NASDAQ